First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
July 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 56.0%
	Collateralized Mortgage Obligations – 26.8%
	Banc of America Mortgage Trust
$27,450	Series 2002-L, Class 1A1 (a)	3.20%	12/01/32	$21,121
	Citigroup Mortgage Loan Trust
54,611	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (b)	7.56%	09/01/35	54,096
7,827	Series 2009-10, Class 1A1 (a) (c)	5.72%	09/01/33	7,776
	Connecticut Avenue Securities Trust
1,000,000	Series 2024-R02, Class 1B2, 30 Day Average SOFR + 3.70% (b) (c)	9.05%	02/25/44	1,026,928
	Countrywide Home Loan Mortgage Pass-Through Trust
170,458	Series 2006-HYB5, Class 3A1A (a)	5.11%	09/01/36	149,869
	GSR Mortgage Loan Trust
1,924	Series 2003-10, Class 1A12 (a)	6.62%	10/01/33	1,829
77,308	Series 2005-AR1, Class 4A1 (a)	3.66%	01/01/35	66,665
	JP Morgan Mortgage Trust
23,363	Series 2006-A2, Class 5A3 (a)	6.14%	11/01/33	22,606
294,592	Series 2015-IVR2, Class A5 (a) (c)	6.88%	01/01/45	294,791
	LHOME Mortgage Trust
1,000,000	Series 2023-RTL2, Class M, steps up to 11.00% on 1/25/2026 (c) (d)	9.00%	06/25/28	979,904
1,000,000	Series 2024-RTL1, Class M, steps up to 13.45% on 8/25/2026 (c) (d)	11.95%	01/25/29	1,032,043
800,000	Series 2024-RTL2, Class M, steps up to 13.08% on 10/25/2026 (c) (d)	11.58%	03/25/29	822,135
	MASTR Alternative Loan Trust
3,544,967	Series 2006-2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.35% (b)	5.81%	03/25/36	362,494
	MFA Trust
400,000	Series 2024-RPL1, Class M1 (a) (c)	4.42%	02/01/66	332,728
	NYMT Loan Trust
1,000,000	Series 2024-BPL1, Class A2, steps up to 10.12% on 7/25/2026 (c) (d)	8.62%	02/25/29	1,007,669
	Onslow Bay Mortgage Loan Trust
1,157,961	Series 2021-NQM4, Class A1 (c)	1.96%	10/01/61	967,077
	Pretium Mortgage Credit Partners I LLC
1,005,226	Series 2021-NPL2, Class A2, steps up to 7.84% on 6/27/2025 (c) (d)	3.84%	06/27/60	955,409
	PRKCM Trust
1,000,000	Series 2021-AFC1, Class B2 (c)	3.95%	08/01/56	669,154
	PRPM LLC
264,162	Series 2020-6, Class A2, steps up to 8.70% on 11/25/2024 (c) (d)	7.70%	11/25/25	261,889
	PRPM Trust
725,000	Series 2024-NQM1, Class M1 (a) (c)	6.71%	12/01/68	736,877
	Residential Accredit Loans, Inc.
64,661	Series 2006-QO1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.54% (b)	6.00%	02/25/46	34,350
629,817	Series 2006-QS6, Class 1AV, IO (a)	0.77%	06/01/36	12,922
	Residential Asset Securitization Trust
18,232	Series 2004-A3, Class A7	5.25%	06/01/34	17,680
	Roc Mortgage Trust
1,000,000	Series 2021-RTL1, Class M (c)	6.68%	08/25/26	938,963
	Starwood Mortgage Residential Trust
821,048	Series 2022-3, Class A1 (c)	4.16%	03/01/67	800,091

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
$3,689	Series 2001-SB1, Class A2	3.38%	08/01/31	$3,675
	VCAT LLC
1,000,000	Series 2021-NPL5, Class A2, steps up to 7.84% on 8/25/2025 (c) (d)	3.84%	08/25/51	999,305
1,000,000	Series 2021-NPL6, Class A2, steps up to 7.97% on 9/25/2025 (c) (d)	3.97%	09/25/51	1,001,907
	Verus Securitization Trust
533,000	Series 2021-5, Class B2 (c)	3.94%	09/01/66	374,692
425,000	Series 2021-R2, Class B2 (c)	4.26%	02/01/64	325,854
	Washington Mutual Alternative Mortgage Pass-Through Certificates
9,698	Series 2007-5, Class A11, (1 Mo. CME Term SOFR + CSA) x -6 + 39.48% (e)	6.70%	06/25/37	10,476
	WinWater Mortgage Loan Trust
205,032	Series 2015-3, Class B1 (a) (c)	3.84%	03/01/45	191,249
				14,484,224
	Commercial Mortgage-Backed Securities – 29.2%
	BAMLL Commercial Mortgage Securities Trust
1,000,000	Series 2013-WBRK, Class A (a) (c)	3.53%	03/01/37	946,660
	BANK
21,172,895	Series 2017-BNK7, Class XA, IO (a)	0.71%	09/01/60	362,713
8,917,836	Series 2019-BNK23, Class XA, IO (a)	0.68%	12/01/52	268,525
5,334,117	Series 2020-BNK26, Class XA, IO (a)	1.20%	03/01/63	265,896
	BBCMS Mortgage Trust
1,000,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (b) (c)	6.25%	03/15/37	941,874
135,000	Series 2020-BID, Class D, 1 Mo. CME Term SOFR + CSA + 4.63% (b) (c)	10.07%	10/15/37	133,521
	Benchmark Mortgage Trust
20,639,817	Series 2018-B5, Class XA, IO (a)	0.46%	07/01/51	307,232
	BX Commercial Mortgage Trust
1,000,000	Series 2019-IMC, Class F, 1 Mo. CME Term SOFR + CSA + 2.90% (b) (c)	8.28%	04/15/34	974,633
	CCRE Commercial Mortgage Securities L.P.
7,779,265	CFCRE Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2017-C8, Class XA, IO (a)	1.47%	06/01/50	238,918
	CD Commercial Mortgage Trust
8,544,747	Series 2018-CD7, Class XA, IO (a)	0.64%	08/01/51	190,877
	Citigroup Commercial Mortgage Trust
4,110,479	Series 2015-GC29, Class XA, IO (a)	1.01%	04/01/48	14,233
8,449,731	Series 2016-GC37, Class XA, IO (a)	1.65%	04/01/49	152,734
5,683,961	Series 2016-P4, Class XA, IO (a)	1.89%	07/01/49	145,401
	COMM Mortgage Trust
122,774,000	Series 2014-UBS6, Class XB, IO (a) (c)	0.04%	12/01/47	2,320
3,829,000	Series 2015-CCRE26, Class XD, IO (a) (c)	1.21%	10/01/48	45,786
13,701,910	Series 2015-LC21, Class XA, IO (a)	0.61%	07/01/48	39,166
	Credit Suisse Mortgage Trust
1,000,000	Series 2022-CNTR, Class A, 1 Mo. CME Term SOFR + 3.94%, 4.09% Floor (b) (f)	9.27%	01/25/25	904,209
	CSAIL Commercial Mortgage Trust
5,848,234	Series 2020-C19, Class XA, IO (a)	1.09%	03/01/53	272,342
	FIVE Mortgage Trust
25,817,857	Series 2023-V1, Class XA, IO	0.68%	02/01/56	536,402

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Great Wolf Trust
$1,000,000	Series 2024-WOLF, Class E, 1 Mo. CME Term SOFR + 3.64% (b) (c)	8.97%	03/15/39	$1,005,221
	GS Mortgage Securities Corp Trust
1,000,000	Series 2018-3PCK, Class C, 1 Mo. CME Term SOFR + CSA + 3.50% (b) (c)	8.94%	09/15/31	979,753
	GS Mortgage Securities Trust
823,474	Series 2012-GCJ9, Class D (a) (c)	4.60%	11/01/45	753,672
	Houston Galleria Mall Trust
1,000,000	Series 2015-HGLR, Class D (c)	3.98%	03/01/37	958,253
	JP Morgan Chase Commercial Mortgage Securities Trust
19,948,995	Series 2016-JP4, Class XA, IO (a)	0.57%	12/01/49	197,016
969,086	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21%, 2.71% Floor (b) (c)	6.59%	06/15/35	882,263
	Life Mortgage Trust
489,519	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (b) (c)	8.39%	03/15/38	469,443
	LSTAR Commercial Mortgage Trust
23,232,508	Series 2017-5, Class X, IO (a) (c)	0.83%	03/01/50	358,650
	Morgan Stanley Bank of America Merrill Lynch Trust
1,587,551	Series 2014-C19, Class XA, IO (a)	0.86%	12/01/47	103
5,632,500	Series 2014-C19, Class XE, IO (a) (c)	1.13%	12/01/47	19,760
419,759	Series 2016-C31, Class XA, IO (a)	1.26%	11/01/49	8,463
	Morgan Stanley Capital I Trust
2,180,000	Series 2016-UBS9, Class XD, IO (a) (c)	1.59%	03/01/49	47,246
1,320,000	Series 2019-L2, Class C (a)	4.97%	03/01/52	1,089,318
	VMC Finance
487,718	Series 2021-HT1, Class A, 1 Mo. CME Term SOFR + CSA + 1.65% (b) (c)	7.10%	01/18/37	479,247
	Wells Fargo Commercial Mortgage Trust
1,073,113	Series 2015-C26, Class XA, IO (a)	1.13%	02/01/48	2,140
1,034,000	Series 2016-NXS6, Class C (a)	4.39%	11/01/49	951,562
	WFLD Mortgage Trust
1,000,000	Series 2014-MONT, Class A (a) (c)	3.75%	08/01/31	886,000
				15,831,552
	Total Mortgage-Backed Securities			30,315,776
	(Cost $31,910,075)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 30.0%
	Collateralized Mortgage Obligations – 19.3%
	Federal Home Loan Mortgage Corp.
100,377	Series 2439, Class XI, IO, if (30 Day Average SOFR + CSA) x -1 + 7.74% is less than 7.50%, then 6.50%, otherwise 0.00% (e)	6.50%	03/01/32	12,578
519,155	Series 2975, Class SJ, IO, (30 Day Average SOFR + CSA) x -1 + 6.65% (e)	1.20%	05/15/35	40,207
12,427	Series 3451, Class SB, IO, (30 Day Average SOFR + CSA) x -1 + 6.03% (e)	0.58%	05/15/38	964
187,915	Series 3471, Class SD, IO, (30 Day Average SOFR + CSA) x -1 + 6.08% (e)	0.63%	12/15/36	16,504
6,732	Series 4021, Class IP, IO	3.00%	03/01/27	167
119,364	Series 4057, Class YI, IO	3.00%	06/01/27	3,217
233,654	Series 4082, Class PI, IO	3.00%	06/01/27	6,229
203,873	Series 4206, Class IA, IO	3.00%	03/01/33	13,558
983,680	Series 4959, Class JF, 30 Day Average SOFR + CSA + 0.45% (b)	5.91%	03/25/50	963,214

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corp. (Continued)
$1,040,743	Series 4990, Class AF, 30 Day Average SOFR + CSA + 0.40% (b)	5.86%	07/25/50	$1,019,350
970,228	Series 5004, Class FG, 30 Day Average SOFR + CSA + 0.40% (b)	5.86%	08/25/50	937,184
	Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,000,000	Series 2020-DNA1, Class B2, 30 Day Average SOFR + CSA + 5.25% (b) (c)	10.71%	01/25/50	1,113,007
1,000,000	Series 2020-HQA2, Class B2, 30 Day Average SOFR + CSA + 7.60% (b) (c)	13.06%	03/25/50	1,187,963
500,000	Series 2024-HQA1, M2, 30 Day Average SOFR + 2.00% (b) (c)	7.35%	03/25/44	503,286
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
43,752	Series T-56, Class APO, PO	(g)	05/01/43	34,693
	Federal Home Loan Mortgage Corp., STRIPS
9,194	Series 177, IO	7.00%	07/01/26	390
	Federal National Mortgage Association
6,408	Series 1996-46, Class ZA	7.50%	11/01/26	6,416
13,157	Series 2002-80, Class IO, IO	6.00%	09/01/32	641
38,660	Series 2003-15, Class MS, IO, (30 Day Average SOFR + CSA) x -1 + 8.00% (e)	2.54%	03/25/33	4,127
43,947	Series 2003-44, Class IU, IO	7.00%	06/01/33	5,873
42,390	Series 2005-6, Class SE, IO, (30 Day Average SOFR + CSA) x -1 + 6.70% (e)	1.24%	02/25/35	3,492
25,286	Series 2007-100, Class SM, IO, (30 Day Average SOFR + CSA) x -1 + 6.45% (e)	0.99%	10/25/37	2,284
134,788	Series 2007-37, Class SB, IO, (30 Day Average SOFR + CSA) x -1 + 6.75% (e)	1.29%	05/25/37	15,177
294,177	Series 2008-17, Class BE	5.50%	10/01/37	293,972
555,357	Series 2010-103, Class ID, IO	5.00%	09/01/40	83,979
32,258	Series 2010-99, Class SG, (30 Day Average SOFR + CSA) x -5 + 25.00%, 0.00% Floor (e)	0.00%	09/01/40	33,381
164,037	Series 2011-81, Class PI, IO	3.50%	08/01/26	2,558
117,710	Series 2012-112, Class BI, IO	3.00%	09/01/31	1,149
1,200,738	Series 2012-125, Class MI, IO	3.50%	11/01/42	164,942
16,897	Series 2013-132, Class SW, (30 Day Average SOFR + CSA) x -2.67 + 10.67%, 0.00% Floor (e)	0.00%	01/01/44	13,283
1,345,592	Series 2013-32, Class IG, IO	3.50%	04/01/33	111,164
1,193,686	Series 2015-20, Class ES, IO, (30 Day Average SOFR + CSA) x -1 + 6.15% (e)	0.69%	04/25/45	164,611
31,051	Series 2015-76, Class BI, IO	4.00%	10/01/39	241
168,142	Series 2016-74, Class LI, IO	3.50%	09/01/46	41,781
2,155,935	Series 2017-109, Class SJ, IO, (30 Day Average SOFR + CSA) x -1 + 6.20% (e)	0.74%	01/25/48	287,740
1,969,208	Series 5179, Class GZ	2.00%	01/01/52	1,060,836
1,259,715	Series 5350, Class PO, PO	(g)	11/01/53	1,049,793
	Federal National Mortgage Association, STRIPS
11,640	Series 305, Class 12, IO (h)	6.50%	12/01/29	840
25,772	Series 355, Class 18, IO	7.50%	11/01/33	3,091
400,608	Series 406, Class 6, IO (h)	4.00%	01/01/41	64,236
	Government National Mortgage Association
95,803	Series 2005-33, Class AY	5.50%	04/01/35	96,070
119,605	Series 2007-68, Class PI, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.65% (e)	1.19%	11/20/37	3,218
100,000	Series 2008-2, Class HB	5.50%	01/01/38	99,632

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$100,681	Series 2008-73, Class SK, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.74% (e)	1.28%	08/20/38	$4,979
186,708	Series 2013-104, Class YS, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.15% (e)	0.71%	07/16/43	14,398
3,324,357	Series 2015-158, Class KS, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.25% (e)	0.79%	11/20/45	437,351
77,147	Series 2016-139, Class MZ	1.50%	07/01/45	59,617
165,260	Series 2017-4, Class CZ	3.00%	01/01/47	132,826
136,918	Series 2017-H18, Class DZ (h)	4.63%	09/01/67	129,864
9,224,380	Series 2020-13, Class BT, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.20%, Capped at 0.50% (e)	0.50%	11/20/45	188,112
				10,434,185
	Commercial Mortgage-Backed Securities – 10.7%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
30,000,000	Series K043, Class X3, IO (a)	1.63%	02/01/43	209,013
14,500,000	Series K071, Class X3, IO (a)	2.01%	11/01/45	862,185
4,000,000	Series K110, Class X3, IO (a)	3.40%	06/01/48	626,169
4,326,216	Series K118, Class X3, IO (a)	2.69%	10/25/48	567,138
1,900,000	Series K122, Class X3, IO (a)	2.63%	01/01/49	249,056
3,343,856	Series K128, Class X3, IO (a)	2.78%	04/01/31	484,851
1,831,144	Series K739, Class X3, IO (a)	2.80%	11/25/48	132,607
2,454,000	Series K755, Class X3, IO (a)	5.64%	02/01/59	705,696
4,571,896	Series KG06, Class X3, IO (a)	2.74%	10/01/31	666,888
	Federal National Mortgage Association, ACES
15,150,000	Series 2019-M29, Class X4, IO	0.70%	03/01/29	357,159
	Freddie Mac Multiclass Certificates
5,706,367	Series 2021-P011, Class X1, IO (a)	1.77%	09/01/45	663,445
	Government National Mortgage Association
5,051,736	Series 2024-32, Class IO, IO (a)	0.71%	06/01/63	253,481
				5,777,688
	Total U.S. Government Agency Mortgage-Backed Securities			16,211,873
	(Cost $18,649,298)
ASSET-BACKED SECURITIES – 8.8%
	Adams Outdoor Advertising LP
1,000,000	Series 2023-1, Class B (c)	8.81%	07/15/53	1,042,510
	CoreVest American Finance Trust
474,995	Series 2020-2, Class A (c)	3.38%	05/01/52	465,586
270,534	Series 2021-1, Class A (c)	1.57%	04/01/53	254,078
8,636,670	Series 2021-3, Class XA, IO (a) (c)	2.38%	10/01/54	348,708
	Exeter Automobile Receivables Trust
750,000	Series 2024-1A, Class E (c)	7.89%	08/15/31	766,507
	Gracie Point International Funding LLC
692,000	Series 2024-1A, Class D, 90 Day Average SOFR + 7.15% (b) (c)	12.50%	03/01/28	693,817
	Mid-State Capital Corp. Trust
88,675	Series 2005-1, Class A	5.75%	01/01/40	87,983
	PAGAYA AI Debt Trust
117,006	Series 2022-3, Class A (c)	6.06%	03/15/30	116,965
1,000,000	Series 2024-3, Class D (c)	9.00%	10/15/31	988,159
	Total Asset-Backed Securities			4,764,313
	(Cost $4,680,816)

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 3.6%
1,941,878	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (i)	$1,941,878
	(Cost $1,941,878)

Total Investments – 98.4%	53,233,840
(Cost $57,182,067)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS – (0.0)%
	Call Options Written – (0.0)%
(10)	U.S. Treasury Long Bond Futures Call	$(1,207,813)	$126.00	11/22/24	(13,750)
	(Premiums received $11,380)
	Put Options Written – (0.0)%
(10)	U.S. 10-Year Treasury Futures Put	(1,118,125)	108.00	11/22/24	(3,125)
	(Premiums received $8,412)
	Total Written Options				(16,875)
	(Premiums received $19,792)

Net Other Assets and Liabilities – 1.6%	875,240
Net Assets – 100.0%	$54,092,205

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Note Futures	Long	108	Sep 2024	$12,075,750	$301,366
US Treasury 2 Year Note Futures	Long	16	Sep 2024	3,285,875	18,348
US Treasury 5 Year Note Futures	Long	6	Sep 2024	647,344	7,199
US Treasury Bond Futures	Long	17	Sep 2024	2,053,281	53,055
US Treasury Ultra 10 Year Note Futures	Long	38	Sep 2024	4,391,969	138,656
				$22,454,219	$518,624

(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)	Floating or variable rate security.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $31,091,329 or 57.5% of net assets.

(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at July 31, 2024.
(e)	Inverse floating rate security.
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(g)	Zero coupon security.
(h)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(i)	Rate shown reflects yield as of July 31, 2024.

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
ACES	– Alternative Credit Enhancement Securities
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:
ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$30,315,776	$—	$30,315,776	$—
U.S. Government Agency Mortgage-Backed Securities	16,211,873	—	16,211,873	—
Asset-Backed Securities	4,764,313	—	4,764,313	—
Money Market Funds	1,941,878	1,941,878	—	—
Total Investments	53,233,840	1,941,878	51,291,962	—
Futures Contracts	518,624	518,624	—	—
Total	$53,752,464	$2,460,502	$51,291,962	$—

LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,875)	$(16,875)	$—	$—

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Restricted Securities
As of July 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees:
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Credit Suisse Mortgage Trust, 9.27%, 01/25/25	03/10/22	1,000,000	$90.42	$1,000,000	$904,209	1.67%